Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation [Abstract]
Schedule of Cumulative Effects of Statement of Financial Position
The table below presents the cumulative effects of the items affected by the initial application on the statement of financial position as at January 1, 2019:

(1)          IFRS 16, Leases

	According to		According to
	IAS 17	The change	IFRS 16
	€ in thousands
Right-of-use asset	-	4,192	4,192
Deferred tax assets	-	1,040	1,040
Lease liabilities	-	4,192	4,192
Deferred tax liabilities	-	1,040	1,040